Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,696,683,364.30	46,551		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$305,000,000.00	5.524%		April 15, 2025
Class A-2a Notes	$150,000,000.00	5.32%		January 15, 2027
Class A-2b Notes	$410,000,000.00	4.06735%	*	January 15, 2027
Class A-3 Notes	$560,000,000.00	5.09%		December 15, 2028
Class A-4 Notes	$75,000,000.00	5.01%		September 15, 2029
Class B Notes	$47,350,000.00	5.26%		November 15, 2029
Class C Notes	$31,560,000.00	0.00%		September 15, 2031
Total	$1,578,910,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,091,456.04

Principal:
Principal Collections	$22,116,612.89
Prepayments in Full	$9,032,190.40
Liquidation Proceeds	$420,682.36
Recoveries	$22,005.90
Sub Total	$31,591,491.55
Collections	$34,682,947.59

Purchase Amounts:
Purchase Amounts Related to Principal	$192,922.21
Purchase Amounts Related to Interest	$1,105.22
Sub Total	$194,027.43

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,876,975.02

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	23
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$34,876,975.02
Servicing Fee	$606,494.09	$606,494.09	$0.00	$0.00	$34,270,480.93
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,270,480.93
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$34,270,480.93
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$34,270,480.93
Interest - Class A-3 Notes	$2,083,465.40	$2,083,465.40	$0.00	$0.00	$32,187,015.53
Interest - Class A-4 Notes	$313,125.00	$313,125.00	$0.00	$0.00	$31,873,890.53
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,873,890.53
Interest - Class B Notes	$207,550.83	$207,550.83	$0.00	$0.00	$31,666,339.70
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,666,339.70
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$31,666,339.70
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,666,339.70
Regular Principal Payment	$29,464,570.46	$29,464,570.46	$0.00	$0.00	$2,201,769.24
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,201,769.24
Residual Released to Depositor	$0.00	$2,201,769.24	$0.00	$0.00	$0.00
Total		$34,876,975.02

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$29,464,570.46
Total					$29,464,570.46

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$29,464,570.46	$52.62	$2,083,465.40	$3.72	$31,548,035.86	$56.34
Class A-4 Notes	$0.00	$0.00	$313,125.00	$4.18	$313,125.00	$4.18
Class B Notes	$0.00	$0.00	$207,550.83	$4.38	$207,550.83	$4.38
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$29,464,570.46	$18.66	$2,604,141.23	$1.65	$32,068,711.69	$20.31

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$491,190,271.37	0.8771255	$461,725,700.91	0.8245102
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Total	$645,100,271.37	0.4085732	$615,635,700.91	0.3899118

Pool Information
Weighted Average APR	5.121%	5.154%
Weighted Average Remaining Term	39.29	38.60
Number of Receivables Outstanding	28,904	28,214
Pool Balance	$727,792,910.28	$695,517,246.12
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$683,648,160.20	$653,699,454.78
Pool Factor	0.4289503	0.4099275

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,285.02
Yield Supplement Overcollateralization Amount	$41,817,791.34
Targeted Overcollateralization Amount	$79,881,545.21
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$79,881,545.21

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,285.02
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,285.02
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,285.02

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	23
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		64	$513,256.30
(Recoveries)		46	$22,005.90
Net Loss for Current Collection Period			$491,250.40
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8100%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5503%
Second Prior Collection Period			0.6897%
Prior Collection Period			0.6976%
Current Collection Period			0.8284%
Four Month Average (Current and Prior Three Collection Periods)			0.6915%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,760	$8,669,165.78
(Cumulative Recoveries)			$1,023,735.57
Cumulative Net Loss for All Collection Periods			$7,645,430.21
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4506%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,925.66
Average Net Loss for Receivables that have experienced a Realized Loss			$4,343.99

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.13%	226	$7,872,966.31
61-90 Days Delinquent	0.24%	52	$1,688,724.87
91-120 Days Delinquent	0.04%	10	$303,877.71
Over 120 Days Delinquent	0.08%	12	$523,459.15
Total Delinquent Receivables	1.49%	300	$10,389,028.04

Repossession Inventory:
Repossessed in the Current Collection Period		17	$619,757.38
Total Repossessed Inventory		27	$1,062,719.74

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1849%
Prior Collection Period			0.2456%
Current Collection Period			0.2623%
Three Month Average			0.2309%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3618%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	23

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	93	$3,486,617.93
2 Months Extended	145	$5,078,692.03
3+ Months Extended	37	$1,546,431.88

Total Receivables Extended	275	$10,111,741.84
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer